Inventories (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory obsolescence	$ 535,000	$ 284,000	$ (2,277,000)
Raw materials
Inventory obsolescence	26,249	90,567	2,537
Work in progress
Inventory obsolescence	$ 508,938	$ 193,213	$ 2,274,710